Customer Concentration	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CUSTOMER CONCENTRATION

NOTE 9 – CUSTOMER CONCENTRATION

The Company did not have any one customer account for more than 10% of its revenues during the year ended December 31, 2019.As of December 31, 2018, three separate customers accounted for approximately 56% of the Company's total accounts receivable.